CAPITAL STOCK - Additional Information, Stock Options (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 66.4	$ 89.7	$ 68.9
Cash received from exercise of stock options	122.5
Tax benefit from exercise of stock options	25.3
Aggregate intrinsic value	72.0	69.1	68.7
Excess tax benefits from exercise of stock options	15.2	15.1	14.1
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, minimum retirement age for eligibility	55 years
Minimum | Employees Over Age 55
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, minimum retirement age for eligibility	55 years
Number of years of service to be eligible for employee retirement compensation	10 years
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Ranges, lower (USD per share)	$ 30.03
Exercise Price Ranges, upper (USD per share)	$ 79.70
Share-based Compensation	21.4	26.6	21.5
Unrecognized pre-tax compensation expense	$ 28.3
Unrecognized pre-tax compensation expense, weighted average recognition period	2 years 9 months 18 days